Share Based Compensation - Summary of Activities of Service-based RSU (Detail) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Number of RSUs
Number of RSUs, Unvested Beginning balance	70,773,100	50,365,952	68,283,127
Number of RSUs, Granted	3,559,000	42,695,000	53,563,150
Number of RSUs, Vested	(12,858,575)	(8,195,402)	(18,466,165)
Number of RSUs, Forfeited	(29,584,475)	(14,092,450)	(53,014,160)
Number of RSUs, Unvested Ending balance	31,889,050	70,773,100	50,365,952
Weighted-Average Grant-Date Fair Value
Weighted-Average Grant-Date Fair Value, Unvested Beginning balance	$ 0.13	$ 0.31	$ 0.66
Weighted-Average Grant-Date Fair Value, Granted	0.07	0.05	0.23
Weighted-Average Grant-Date Fair Value, Vested	0.28	0.54	0.65
Weighted-Average Grant-Date Fair Value, Forfeited	0.09	0.3	0.56
Weighted-Average Grant-Date Fair Value, Unvested Ending balance	$ 0.1	$ 0.13	$ 0.31